MP63 Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MP63 Fund
Redemption Fees (as a percentage of amount redeemed within 180 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	MP63 Fund
Management Fees	0.35%
Distribution and Servicing (12b-1) Fees	none
Other Expenses	0.45%
Total Annual Fund Operating Expenses	0.80%

EXPENSE EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	With Redemption - 1 Year	With Redemption - 3 Years	With Redemption - 5 Years	With Redemption - 10 Years
MP63 Fund | USD ($)	82	255	444	990

You would pay the following expenses if you did not redeem your shares.
Expense Example, No Redemption	No Redemption - 1 Year	No Redemption - 3 Years	No Redemption - 5 Years	No Redemption - 10 Years
MP63 Fund | USD ($)	82	255	444	990

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3.56% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing at least 80% of its total assets in common stock of companies that make up the Moneypaper 63 Stock Index (the “MP 63 Stock Index”), typically large-capitalization stocks, with an emphasis on quality and diversity. The remaining assets in the Fund (up to 20%) may be invested in the same 63 stocks, held in cash, or invested in other stocks that the managers believe would be useful for diversification purposes.

The MP 63 Stock Index is diversified across industries and is composed of companies that offer direct investment plans (“DRIPs”), regardless of the relative size of the companies. Generally, each company is allocated an equal amount of the total to be invested, in the manner consistent with dollar-cost averaging, an investment strategy for reducing the impact of volatility by investing regularly and periodically rather that one time or intermittent investments in larger sums. (Dollar-cost averaging involves investing the same amount on a regular schedule, but because the Fund's cash flows may vary, the Fund will attempt to invest regularly in all 63 companies, but in variable amounts across time.) The Fund invests in the stocks that make up the MP 63 Stock Index, without regard to market capitalization. The Fund can invest in companies of any size. Dividends are generally reinvested in the companies that paid them, to the extent possible.

Fund assets that are not invested in common stock of companies that make up the MP 63 Stock Index are normally invested in cash or cash equivalents, including shares of money market mutual funds. If the Fund invests in shares of another mutual fund, including a money market mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees.

To facilitate this investment strategy, the Fund offers an Automatic Investment Plan and encourages shareholders to hold shares in the Fund for the long term.

PRINCIPAL RISKS

The Fund is subject to the following principal investment risks:

General Risks

You could lose money investing in the Fund. When you sell Fund shares, they may be worth less than what you paid for them because the value of Fund investments vary from day-to-day, reflecting changes in overall market conditions and the conditions of individual securities held by the Fund.

Risks of Investing in Common Stocks

Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Large-Size Company Risks

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Mid-Size Company Risks

Investing in medium-sized companies may involve greater risk than investing in larger companies. Medium-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies, and the price of their securities may therefore be more volatile.

Focused Portfolio Risks

The Fund principally invests its assets in the securities that make up the MP 63 Stock Index. Accordingly, negative changes in those securities might result in a greater negative impact to the Fund than a fund that holds a larger array of securities.

PAST PERFORMANCE

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance). The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.mp63fund.com and by calling toll-free 1-877-MP63FUN (877-676-3386).

Year-By-Year Annual Returns (for calendar years ending on December 31)

During the periods covered in the bar chart, the highest return for a quarter was 17.94% (quarter ended June 30, 2009) and the lowest return for a quarter was -21.47% (quarter ended December 31, 2008). The Fund’s year-to-date return as of March 31, 2016 was. 5.54%.

Average Annual Total Returns (for periods ending on December 31, 2015)
Average Annual Total Returns - MP63 Fund	1 Year	5 Years	10 Years
MP63 Fund	(3.73%)	10.76%	6.70%
MP63 Fund | After Taxes on Distributions	(5.54%)	9.55%	5.68%
MP63 Fund | After Taxes on Distributions and Sales	(1.26%)	8.17%	5.05%
S&P 500 Composite Index (reflects no deduction for fee, expenses or taxes)	1.38%	12.54%	7.29%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.